Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 25, 2025	Feb. 24, 2025	Feb. 23, 2025	Feb. 22, 2025	Feb. 21, 2025	Feb. 20, 2025	Feb. 19, 2025	Feb. 18, 2025	Feb. 17, 2025	Feb. 16, 2025	Feb. 15, 2025
Columbia Large Cap Enhanced Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value		$ 30,894	$ 26,461	$ 20,446	$ 22,186	$ 18,465	$ 14,255	$ 13,931	$ 13,377	$ 11,166	$ 9,106	$ 10,000
Columbia Large Cap Enhanced Core Fund-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value		31,669	27,053	20,849	22,578	18,738	14,433	14,070	13,475	11,222	9,127	10,000
Columbia Large Cap Enhanced Core Fund-Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value		32,169	27,445	21,113	22,818	18,900	14,537	14,151	13,531	11,253	9,141	10,000
Columbia Large Cap Enhanced Core Fund-Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value		30,141	25,876	20,043	21,804	18,192	14,079	13,797	13,282	11,113	9,082	10,000
Columbia Large Cap Enhanced Core Fund-Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value		30,933	26,461	20,446	22,186	18,465	14,255	13,931	13,377	11,166	9,106	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value		$ 33,877	$ 28,611	$ 21,932	$ 23,759	$ 20,414	$ 15,549	$ 14,371	$ 13,729	$ 11,724	$ 9,381	$ 10,000